Group statement of changes in equity - USD ($) $ in Millions		Total	Share capital [member]	Share premium [Member]	Other reserves [Member]	Retained earnings [Member]	Total [member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2016		$ 45,730	$ 4,139	$ 4,304	$ 9,216	$ 21,631	$ 39,290	$ 6,440
Total comprehensive income/(loss)		11,939			3,078	8,613	11,691	248
Currency translation arising on Rio Tinto Limited's share capital	[1]	(310)	(310)				(310)
Dividends		(4,653)				(4,250)	(4,250)	(403)
Share buy-back	[2]	(2,397)	(89)		4	(2,312)	(2,397)	0
Companies No Longer Consolidated		(2)			(124)	130	6	(8)
Own shares purchased from Rio Tinto shareholders to satisfy share options	[3]	(82)			(64)	(18)	(82)
Change in equity interest held by Rio Tinto		0			0	43	43	(43)
Treasury shares reissued and other movements		2		2			2
Equity issued to holders of non-controlling interests		170						170
Employee share options and other IFRS 2 charges to the income statement		98			41	57	98
Transfers and other movements		0			133	(133)
Closing balance at Dec. 31, 2017		51,115	4,360	4,306	12,284	23,761	44,711	6,404
Total comprehensive income/(loss)	[4]	10,786			(3,600)	14,263	10,663	123
Currency translation arising on Rio Tinto Limited's share capital		382	382				382
Dividends		(5,771)				(5,356)	(5,356)	(415)
Share buy-back	[2]	5,704	(290)		9	(5,423)	(5,704)
Own shares purchased from Rio Tinto shareholders to satisfy share options	[3]	(254)			(114)	(140)	(254)
Change in equity interest held by Rio Tinto						60	60	(60)
Treasury shares reissued and other movements		6		6			6
Equity issued to holders of non-controlling interests		85						85
Employee share options and other IFRS 2 charges to the income statement		111			50	61	111
Transfers and other movements					22	(22)
Closing balance at Dec. 31, 2018		49,823	3,688	4,312	8,661	27,025	43,686	6,137
Total comprehensive income/(loss)	[4]	7,318			519	7,832	8,351	(1,033)
Currency translation arising on Rio Tinto Limited's share capital	[1]	29	29				29
Dividends		(10,710)				(10,334)	(10,334)	(376)
Share buy-back	[2]	1,135	(4)		4	(1,135)	(1,135)
Companies No Longer Consolidated		(32)						(32)
Own shares purchased from Rio Tinto shareholders to satisfy share options	[3]	(106)			(63)	(43)	(106)
Change in equity interest held by Rio Tinto						85	85	(85)
Treasury shares reissued and other movements		1		1			1
Equity issued to holders of non-controlling interests		101						101
Employee share options and other IFRS 2 charges to the income statement		126			56	70	126
Closing balance at Dec. 31, 2019		$ 45,242	$ 3,655	$ 4,313	$ 9,177	$ 23,387	$ 40,532	$ 4,710

[1]	Refer to note 1(d).
[2]	In 2019, the total amount of US$1,135 million (2018: US$5,704 million, 2017: US$2,397 million) includes own shares purchased from the owners of Rio Tinto as per the cash flow statement of US$1,552 million (2018: US$5,386 million, 2017: US$2,083 million) and a financial liability recognised in respect of an irrevocable contract in place as at the reporting date to cover the share buy-back programme, less amounts paid during the year in respect of a similar irrevocable contract in place at the beginning of the year.
[3]	Net of contributions received from employees for share options.
[4]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.